Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business expected to be recovered longer than twelve months	$ 5,488,676	$ 178,610	$ 5,412,114